Schedule of Change in Fair Value of Derivative Liability Convertible Debt and Warrant Liability (Details) - USD ($)	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Derivative liability beginning balance	$ 1,047,049
Issuance of derivative liability during the period		$ 383,672
Settlement of derivative liability	(8,320)
Change in derivative liability during the period	(81,464)	663,377
Derivative liability ending balance	957,265	1,047,049
Warrant liability beginning balance	1,574
Issuance of warrant liability during the period		5,032,025
Settlement of warrant liability		(1,869,986)
Change in warrant liability during the period	(1,172)	(3,160,465)
Warrant liability ending balance	$ 402	$ 1,574